Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Keeley Gabelli Small Cap Dividend Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	4.93%	15.52%	9.96%	(5.76%)	24.69%	3.58%	22.36%	(20.33%)	7.27%	29.43%
Keeley Gabelli SMID Cap Value Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	[2]	9.64%	14.06%	19.15%	(12.93%)	25.90%	0.63%	31.65%	(21.55%)	17.76%	20.64%
Keeley Gabelli Mid Cap Dividend Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	[3]	9.11%	14.86%	12.45%	(5.50%)	24.56%	(1.77%)	25.61%	(16.76%)	15.69%	23.80%

[1]	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.
[2]	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.
[3]	The information in the bar chart represents the performance of the Fund’s Class A Shares. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.